Research and development costs	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Research and development costs
Research and development costs
Research and development costs were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Research and development expenditures expensed	€1,448	€1,506	€1,467
Amortization of capitalized development expenditures	1,456	1,294	1,357
Impairment and write-off of capitalized development expenditures	147	103	106
Total Research and development costs	€3,051	€2,903	€2,930

The impairment and write-off of capitalized development expenditures during the year ended December 31, 2018, primarily in EMEA, was due to changes in product plans in connection with the 2018-2022 business plan.
The impairment and write-off of capitalized development expenditures during the year ended December 31, 2017 mainly related to global product portfolio changes in EMEA and changes in the LATAM product portfolio.
The impairment and write-off of capitalized development expenditures during the year ended December 31, 2016 mainly related to the Group's capacity realignment to SUV production in China, which resulted in an impairment charge of €90 million for the locally produced Fiat Viaggio and Ottimo vehicles.
Refer to Note 10, Other intangible assets, for information on capitalized development expenditures.